Investment Objectives and Goals	May 01, 2026
Blue Chip Account
Prospectus [Line Items]
Risk/Return [Heading]	BLUE CHIP ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Bond Market Index Account
Prospectus [Line Items]
Risk/Return [Heading]	BOND MARKET INDEX ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income.
Core Plus Bond Account
Prospectus [Line Items]
Risk/Return [Heading]	CORE PLUS BOND ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income
Objective, Secondary [Text Block]	and, as a secondary objective, capital appreciation.
Diversified Balanced Account
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED BALANCED ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Diversified Balanced Adaptive Allocation Account
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED BALANCED ADAPTIVE ALLOCATION ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility.
Diversified Growth Account
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED GROWTH ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.
Diversified Growth Adaptive Allocation Account
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED GROWTH ADAPTIVE ALLOCATION ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation, while seeking to control volatility.
Diversified Income Account
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED INCOME ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Diversified International Account
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED INTERNATIONAL ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Equity Income Account
Prospectus [Line Items]
Risk/Return [Heading]	EQUITY INCOME ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and long-term growth of income and capital.
Global Emerging Markets Account
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL EMERGING MARKETS ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Government and High Quality Bond Account
Prospectus [Line Items]
Risk/Return [Heading]	GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income consistent with safety and liquidity.
LargeCap Growth Account I
Prospectus [Line Items]
Risk/Return [Heading]	LARGECAP GROWTH ACCOUNT I
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
LargeCap S&P 500 Index Account
Prospectus [Line Items]
Risk/Return [Heading]	LARGECAP S&P 500 INDEX ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
MidCap Account
Prospectus [Line Items]
Risk/Return [Heading]	MIDCAP ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal Capital Appreciation Account
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Principal Lifetime Strategic Income Account
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks current income,
Objective, Secondary [Text Block]	and as a secondary objective, capital appreciation.
Principal Lifetime 2020 Account
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2020 ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal Lifetime 2030 Account
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2030 ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal Lifetime 2040 Account
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2040 ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal Lifetime 2050 Account
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2050 ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal Lifetime 2060 Account
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2060 ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Real Estate Securities Account
Prospectus [Line Items]
Risk/Return [Heading]	REAL ESTATE SECURITIES ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to generate a total return.
Strategic Asset Management Balanced Portfolio Account
Prospectus [Line Items]
Risk/Return [Heading]	SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Strategic Asset Management Conservative Balanced Portfoilio Account
Prospectus [Line Items]
Risk/Return [Heading]	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Strategic Asset Management Conservative Growth Portfolio Account
Prospectus [Line Items]
Risk/Return [Heading]	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.
Strategic Asset Management Flexible Income Portfolio Account
Prospectus [Line Items]
Risk/Return [Heading]	SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Strategic Asset Management Strategic Growth Portfolio Account
Prospectus [Line Items]
Risk/Return [Heading]	SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.
Short-Term Income Account
Prospectus [Line Items]
Risk/Return [Heading]	SHORT-TERM INCOME ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
SmallCap Account
Prospectus [Line Items]
Risk/Return [Heading]	SMALLCAP ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
U.S. LargeCap S&P 500 Index Buffer January Account
Prospectus [Line Items]
Risk/Return [Heading]	U.S. LARGECAP S&P 500 INDEX BUFFER JANUARY ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on January 1 and ending on December 31.
U.S. LargeCap S&P 500 Index Buffer April Account
Prospectus [Line Items]
Risk/Return [Heading]	U.S. LARGECAP S&P 500 INDEX BUFFER APRIL ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on April 1 and ending on March 31.
U.S. LargeCap S&P 500 Index Buffer July Account
Prospectus [Line Items]
Risk/Return [Heading]	U.S. LARGECAP S&P 500 INDEX BUFFER JULY ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on July 1 and ending on June 30.
U.S. LargeCap S&P 500 Index Buffer October Account
Prospectus [Line Items]
Risk/Return [Heading]	U.S. LARGECAP S&P 500 INDEX BUFFER OCTOBER ACCOUNT
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on October 1 and ending on September 30.